UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23590

CPG Cooper Square International Equity, LLC

(Exact name of registrant as specified in charter)

125 W. 55th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

125 W. 55th Street

New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

CPG Cooper Square International Equity, LLC

Financial Statements
(Unaudited)

For the Period October 1, 2022 to March 31, 2023

CPG Cooper Square International Equity, LLC

Table of Contents
For the Period September 30, 2022 to March 31, 2023 (Unaudited)

Schedule of Investments	1-14
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18-19
Notes to Financial Statements	20-30
Other Information	31

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited)
March 31, 2023

Common Stock (83.54%)	Shares	Fair Value
Canada (3.14%)
Brookfield Corp.	61,396	$1,997,463

France (12.95%)
Edenred(a)	53,641	3,178,496
Safran SA	23,890	3,543,935
Worldline SA(b)(c)(d)	35,523	1,509,410
		8,231,841
Germany (12.93%)
Bayer AG	24,865	1,586,296
CTS Eventim AG & Co. KGaA(a)	47,193	2,945,624
SAP SE	29,226	3,685,205
		8,217,125
Great Britain (17.65%)
Clarivate PLC(b)	128,077	1,202,643
Melrose Industries PLC	1,416,357	2,915,839
RS GROUP PLC(a)	211,403	2,389,098
Sensata Technologies Holding PLC	70,110	3,506,902
WAG Payment Solutions PLC(a)(b)	1,037,406	1,205,739
		11,220,221
Hong Kong (5.31%)
AIA Group, Ltd.	320,370	3,373,089

Ireland (7.23%)
CRH PLC(a)	60,252	3,042,290
Experian PLC(a)	47,197	1,552,289
		4,594,579
Italy (0.91%)
DiaSorin SpA	5,501	580,085

Japan (7.60%)
Justsystems Corp.	37,245	983,666
Keyence Corp.	3,580	1,733,646
NOF Corp.	42,209	1,956,793
Obic Co., Ltd.	977	153,425
		4,827,530
Luxembourg (1.93%)
Perimeter Solutions SA(a)(b)	151,561	1,224,613

Netherlands (4.76%)
Adyen NV(b)(c)(d)	815	1,292,058
ASML Holding NV(a)	2,554	1,734,801
		3,026,859

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

Common Stock (continued)	Shares	Fair Value
Switzerland (4.43%)
Alcon, Inc.(a)	39,787	$2,817,819

United States (4.69%)
PerkinElmer, Inc.(a)	22,371	2,981,159

Total Common Stock
(Cost $50,944,357)		$53,092,383

Underlying Security/Expiration Date/ Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS 0.28%
Call Options Purchased 0.28%
Intel Corp.
01/19/24, $43, $4,296,105	1,315	$174,895

Total Call Options Purchased
(Cost $142,058)		$174,895

Total Investments (83.81%)		$53,267,278
Securities Sold Short (-38.91%)		$(24,730,073)
Other Assets In Excess of Liabilities (55.10%)(e)		35,019,638
Net Assets (100.00%)		$63,556,843

(a)

All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of March 31, 2023, the aggregate value of those securities was $618,022, representing 0.97% of net assets.

(b)	Non-income producing security.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the aggregate fair value of securities restricted under Rule 144A was $2,801,468, representing 4.41% of net assets.

(d)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2023, the aggregate fair value of those securities was $2,801,468 representing 4.41% of net assets.

(e)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

Country Composition (March 31, 2023) (Unaudited)

Common Stock
Great Britain	17.65%
France	12.95%
Germany	12.93%
Japan	7.60%
Ireland	7.23%
Hong Kong	5.31%
Netherlands	4.76%
United States	4.69%
Switzerland	4.43%
Canada	3.14%
Luxembourg	1.93%
Italy	0.91%
83.54%

Securities Sold Short
Common Stock
Belgium	-0.35%
Finland	-0.65%
Taiwan	-0.68%
Bermuda	-0.69%
Norway	-1.10%
Canada	-1.16%
Netherlands	-1.83%
Germany	-1.94%
Great Britain	-2.12%
Sweden	-2.18%
Japan	-2.39%
France	-3.10%
Switzerland	-3.80%
United States	-9.35%
Exchange Traded Funds
United States	-7.59%
-38.91%

Percentages are based upon net assets.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Adidas AG	$965,718	FEDEF-1D	50 bps	2/6/2024	$1,100,906	$135,188
Morgan Stanley	Amadeus IT Group SA	1,259,093	FEDEF-1D	50 bps	11/6/2023	1,733,178	474,085
Morgan Stanley	Amplifon SPA	576,155	FEDEF-1D	50 bps	1/22/2024	688,680	112,525
Morgan Stanley	Aritzia Inc	140,684	FEDEF-1D	30 bps	04/30/2024	143,408	2,724
Morgan Stanley	Becle SAB de CV	207,101	FEDEF-1D	130 bps	11/6/2023	291,323	84,222
Morgan Stanley	Bureau Veritas SA	1,141,169	FEDEF-1D	50 bps	1/19/2024	1,253,892	112,723
Goldman Sachs	Commonwealth Bank of Australia	(1,116,171)	FEDEF-1D	(50) bps	01/25/2024	(1,071,838)	44,333
Morgan Stanley	Dechra Pharmaceuticals PLC	2,263,495	FEDEF-1D	50 bps	10/30/2023	2,489,817	226,322
Goldman Sachs	GS Swap GSCBSEHK Basket Index(a)	1,000,265	FEDEF-1D	50 bps	4/17/2024	1,013,739	13,474
Morgan Stanley	H&M Hennes & Mauritz AB	981,895	FEDEF-1D	50 bps	04/01/2024	1,109,625	127,730
Morgan Stanley	JB Hi-Fi, Ltd.	(544,616)	FEDEF-1D	(50) bps	04/28/2023	(446,035)	98,581
Morgan Stanley	JD.Com, Inc.	2,302,782	FEDEF-1D	50 bps	11/21/2023	2,526,882	224,100
Morgan Stanley	Koninklijke DSM NV	489,632	FEDEF-1D	50 bps	10/16/2023	599,668	110,036
Morgan Stanley	London Stock Exchange	2,199,843	FEDEF-1D	50 bps	6/13/2023	2,469,941	270,098
Morgan Stanley	MS Swap MSUKCONS Basket Index	(220,723)	SONIA-1D	(35) bps	03/04/2024	(196,624)	24,099
Morgan Stanley	Prosus N.V.	2,049,503	FEDEF-1D	50 bps	12/11/2023	2,508,207	458,704
Morgan Stanley	Rentokil Initial PLC	933,149	FEDEF-1D	50 bps	7/17/2023	1,229,288	296,139
Morgan Stanley	Schneider Electric	2,117,802	FEDEF-1D	50 bps	11/07/2023	2,955,125	837,323
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	1,622,809	FEDEF-1D	95 bps	12/15/2023	1,774,799	151,990
Morgan Stanley	Treasury Wine Estates, Ltd.	2,016,525	FEDEF-1D	50 bps	4/11/2023	2,063,958	47,433
Morgan Stanley	Universal Music Group	700,614	FEDEF-1D	50 bps	11/06/2023	937,716	237,102
		$21,086,724				$25,175,655	$4,088,931

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

Counterparty	Reference Entity/ Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Morgan Stanley	Eurofins Scientific SE	$652,905	FEDEF-1D	50 bps	01/29/2024	$609,885	$(43,020)
Goldman Sachs	GS Swap GSCBERE1 Basket Index(a)	(651,641)	ESTR-1D	(44) bps	05/02/2024	(676,166)	(24,525)
Goldman Sachs	GS Swap GSCBSECN Basket Index	(502,855)	FEDEF-1D	(35) bps	04/24/2024	(511,222)	(8,367)
Goldman Sachs	GS Swap GSCBSFOD Basket Index	(488,637)	FEDEF-1D	(32) bps	12/18/2023	(521,309)	(32,672)
Goldman Sachs	GS Swap GSCBSXK1 Basket Index(a)	(934,058)	ESTR-1D	(45) bps	10/25/2023	(1,040,342)	(106,284)
Goldman Sachs	GS Swap GSEUINDS Basket Index(a)	(894,563)	ESTR-1D	(45) bps	04/24/2024	(925,307)	(30,744)
Bank Of America Merrill Lynch	Hong Kong Exchange NPV	(470,875)	FEDEF-1D	(30) bps	03/27/2024	(516,759)	(45,884)
Morgan Stanley	James Hardie Industries PLC	(555,119)	FEDEF-1D	(50) bps	01/15/2024	(594,627)	(39,508)
Morgan Stanley	Koninklijke DSM NV	1,177,444	FEDEF-1D	50 bps	10/23/2023	1,173,177	(4,267)
Morgan Stanley	Partners Group Holding AG	244,654	FEDEF-1D	50 bps	11/06/2023	227,905	(16,749)
Goldman Sachs	GS Swap GSCBSBAN Basket Index	(189,576)	FEDEF-1D	(32) bps	04/17/2024	(189,622)	(46)
Goldman Sachs	GS Swap GSCBSEGP Basket Index(a)	(1,760,582)	FEDEF-1D	(32) bps	05/01/2024	(1,839,975)	(79,393)
Goldman Sachs	GS Swap GSCBSRBK Basket Index	(370,090)	FEDEF-1D	(60) bps	04/17/2024	(377,226)	(7,136)
Morgan Stanley	MS Swap MSEUBANK Basket Index	(368,730)	FEDEF-1D	(45) bps	04/16/2024	(392,336)	(23,606)
Bank Of America Merrill Lynch	EURO STOXX Banks (Price) Index	(288,284)	FEDEF-1D	(30) bps	04/22/2024	(300,183)	(11,899)
Morgan Stanley	Sartorius Stedim Biotech	723,809	FEDEF-1D	50 bps	07/03/2023	702,833	(20,976)
Morgan Stanley	WELCIA HOLDINGS CO NPV	790,299	FEDEF-1D	50 bps	03/04/2024	758,062	(32,237)
		$(3,885,899)				$(4,413,212)	$(527,313)
TOTAL		$17,200,825				$20,762,443	$3,561,618

ESTR-1D - Euro Short-Term Rate (Daily)

FEDEF-1D - Federal Funds Effective Rate (Daily)

SONIA-1D - Daily Sterling Overnight Index Average (Daily)

(a)	See tables below for details of the equity basket holdings underlying the swaps.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSEHK Basket Index as of March 31, 2023.

GS Swap GSCBSEHK Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Li Ning Co., Ltd.	4,541	USD 281,107	27.72%
Prudential PLC	27,802	306,376	30.22%
Tongcheng Travel Holdings, Ltd.	19,454	332,273	32.78%
Trip.com Group, Ltd.	2,500	94,186	9.28%
Common Stocks Total		1,013,942	100.00%

Total Long Securities (US Dollars)		1,013,942

Remaining Securities and Cash		(203)
Grand Total (US Dollars)		USD 1,013,739

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBERE1 Basket Index as of March 31, 2023.

GS Swap GSCBERE1 Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Alten SA	(182)	(EUR 26,745)	4.30%
ArcelorMittal SA	(1,951)	(54,387)	8.74%
B&M European Value Retail SA	(5,287)	(25,491)	4.10%
Buzzi Unicem SpA	(4,807)	(107,492)	17.26%
Carlsberg AS	(72)	(76,839)	12.35%
Elis SA	(2,966)	(52,321)	8.41%
Klepierre SA	(1,261)	(26,282)	4.22%
Royal Unibrew A/S	(68)	(40,604)	6.52%
SSAB AB	(816)	(62,406)	10.03%
TietoEVRY Oyj	(852)	(24,642)	3.96%
Trigano SA	(324)	(38,843)	6.24%
voestalpine AG	(2,759)	(86,302)	13.87%
Common Stocks Total		(622,354)	100.00%

Total Short Securities (Euros)		(622,354)

3/31 USDEUR Spot Rate of		0.920
Grand Total (US Dollars)		(USD 676,166)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSXK1 Basket Index as of March 31, 2023.

GS Swap GSCBSXK1 Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
BT Group PLC	(29,105)	(EUR 42,435)	4.43%
Cellnex Telecom SA	(1,223)	(43,748)	4.57%
Deutsche Telekom AG	(2,124)	(47,480)	4.96%
Elisa Oyj	(805)	(44,732)	4.67%
Freenet AG	(1,902)	(45,554)	4.77%
Infrastrutture Wireless Italiane SpA	(4,350)	(52,727)	5.51%
Koninklijke KPN NV	(13,420)	(43,694)	4.56%
Millicom International Cellular SA	(280)	(54,971)	5.74%
Nokia Oyj	(8,782)	(39,656)	4.14%
Orange SA	(4,010)	(43,922)	4.59%
Proximus SADP	(3,557)	(31,637)	3.30%
SES SA	(6,618)	(39,957)	4.17%
Swisscom AG	(79)	(46,150)	4.82%
Tele2 AB	(378)	(38,989)	4.07%
Telecom Italia SpA/Milano	(209,596)	(63,759)	6.66%
Telefonaktiebolaget LM Ericsson	(548)	(33,222)	3.47%
Telefonica Deutschland Holding AG	(17,310)	(49,109)	5.13%
Telefonica SA	(10,722)	(42,598)	4.45%
Telenor ASA	(340)	(41,699)	4.36%
Telia Co AB	(1,118)	(29,477)	3.08%
Vantage Towers AG	(1,467)	(49,619)	5.19%
Vodafone Group PLC	(35,960)	(32,112)	3.36%
Common Stocks Total		(957,248)	100.00%

Total Short Securities (Euros)		(957,248)

3/31 USDEUR Spot Rate of		0.920
Grand Total (US Dollars)		(USD 1,040,342)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSEUINDS Basket Index as of March 31, 2023.

GS Swap GSEUINDS Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Aalberts NV	(109)	(EUR 4,727)	0.56%
ABB, Ltd.	(1,952)	(61,231)	7.19%
AddTech AB	(28)	(5,301)	0.62%
Adecco Group AG	(196)	(6,504)	0.76%
Aeroports de Paris	(36)	(4,745)	0.56%
Aena SME SA	(86)	(12,751)	1.50%
Ashtead Group PLC	(622)	(30,841)	3.62%
Alfa Laval AB	(31)	(11,610)	1.36%
Alfen N.V.	(22)	(1,645)	0.19%
Alstom SA	(392)	(9,833)	1.15%
ANDRITZ AG	(82)	(5,090)	0.60%
Atlas Copco AB	(281)	(36,923)	4.34%
Beijer Ref AB	(39)	(7,030)	0.83%
Bunzl PLC	(473)	(14,469)	1.70%
Bollore SE	(1,014)	(5,772)	0.68%
Bucher Industries AG	(8)	(3,601)	0.42%
CNH Industrial NV	(1,245)	(17,533)	2.06%
DCC PLC	(142)	(6,693)	0.79%
DKSH Holding AG	(44)	(3,210)	0.38%
Diploma PLC	(184)	(5,170)	0.61%
Deutsche Post AG	(1,211)	(52,167)	6.13%
Daimler Truck Holding AG	(593)	(18,437)	2.16%
Elis SA	(257)	(4,527)	0.53%
Ferguson PLC	(283)	(30,125)	3.54%
Flughafen Zurich AG	(26)	(4,396)	0.52%
GEA Group AG	(188)	(7,878)	0.93%
Getlink SE	(470)	(7,136)	0.84%
Georg Fischer AG	(106)	(7,532)	0.88%
Grafton Group PLC	(257)	(2,276)	0.27%
Hays PLC	(2,610)	(2,910)	0.34%
Halma PLC	(513)	(11,432)	1.34%
Huhtamaki Oyj	(117)	(3,997)	0.47%
International Distributions Services PLC	(882)	(1,980)	0.23%
IMI PLC	(358)	(5,494)	0.65%
Inchcape PLC	(474)	(3,672)	0.43%
Indutrade AB	(28)	(6,136)	0.72%
Interpump Group SpA	(97)	(5,019)	0.59%

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

Description	Shares	Value	Percentage of Value
ISS A/S	(21)	(2,995)	0.35%
Intertek Group PLC	(219)	(8,866)	1.04%
Knorr-Bremse AG	(78)	(4,765)	0.56%
KION Group AG	(3,234)	(115,154)	13.52%
Kuehne + Nagel International AG	(70)	(19,064)	2.24%
Lifco AB	(23)	(5,104)	0.60%
Legrand SA	(321)	(26,951)	3.16%
AP Moller - Maersk A/S	(1)	(9,634)	1.13%
Mondi PLC	(591)	(7,576)	0.89%
Metso Outotec Oyj	(823)	(8,265)	0.97%
Nexans SA	(35)	(3,245)	0.38%
Prysmian SpA	(316)	(12,215)	1.43%
Rational AG	(7)	(4,329)	0.51%
Randstad NV	(154)	(8,428)	0.99%
Rotork PLC	(1,048)	(3,299)	0.39%
Rexel SA	(288)	(6,329)	0.74%
Securitas AB	(58)	(5,371)	0.63%
SGS SA	(8)	(15,190)	1.78%
SIG Group AG	(411)	(9,662)	1.13%
Smurfit Kappa Group PLC	(298)	(9,947)	1.17%
DS Smith PLC	(1,999)	(6,286)	0.74%
Smiths Group PLC	(515)	(8,836)	1.04%
Spirax-Sarco Engineering PLC	(100)	(11,878)	1.39%
Serco Group PLC	(1,838)	(2,820)	0.33%
Spectris PLC	(156)	(5,695)	0.67%
Teleperformance	(69)	(15,321)	1.80%
TOMRA Systems ASA	(26)	(4,571)	0.54%
Travis Perkins PLC	(320)	(3,059)	0.36%
Trelleborg AB	(24)	(7,060)	0.83%
VAT Group AG	(32)	(10,488)	1.23%
Valmet Oyj	(212)	(6,318)	0.74%
Volvo AB	(171)	(36,623)	4.30%
Weir Group PLC	(341)	(6,338)	0.74%
Wise PLC	(825)	(4,488)	0.52%
Wartsila OYJ Abp	(654)	(5,684)	0.67%
Common Stocks Total		(851,649)	100.00%

Total Short Securities (Euros)		(851,649)

3/31 USDEUR Spot Rate of		0.920
Grand Total (US Dollars)		(USD 925,307)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSEGP Basket Index as of March 31, 2023.

GS Swap GSCBSEGP Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accenture PLC	(223)	(USD 63,824)	3.47%
Advance Auto Parts, Inc.	(224)	(27,245)	1.48%
Atlassian Corp.	(336)	(57,468)	3.12%
AutoZone, Inc.	(12)	(29,826)	1.62%
Avery Dennison Corp.	(277)	(49,527)	2.69%
Blackstone, Inc.	(1,326)	(116,508)	6.33%
Chipotle Mexican Grill, Inc.	(25)	(42,852)	2.33%
Coinbase Global, Inc.	(333)	(22,492)	1.22%
ConocoPhillips	(554)	(55,003)	2.99%
Crowdstrike Holdings, Inc.	(235)	(32,242)	1.75%
Datadog, Inc.	(826)	(60,009)	3.26%
DoorDash, Inc.	(694)	(44,088)	2.40%
Empire State Realty Trust, Inc.	(2,478)	(16,079)	0.87%
Gartner, Inc.	(146)	(47,418)	2.58%
Globant SA	(353)	(57,867)	3.14%
Infosys, Ltd.	(2,744)	(47,849)	2.60%
Kilroy Realty Corp.	(561)	(18,182)	0.99%
Lennox International, Inc.	(194)	(48,679)	2.65%
LKQ Corp.	(868)	(49,243)	2.68%
MongoDB, Inc.	(374)	(87,293)	4.74%
MP Materials Corp.	(1,938)	(54,629)	2.97%
Pioneer Natural Resources Co.	(242)	(49,377)	2.68%
Planet Fitness, Inc.	(499)	(38,780)	2.11%
Procter & Gamble Co.	(143)	(21,231)	1.15%
Royal Caribbean Cruises, Ltd.	(567)	(37,004)	2.01%
Schlumberger NV	(749)	(36,751)	2.00%
SL Green Realty Corp.	(602)	(14,163)	0.77%
Snowflake, Inc.	(1,197)	(184,739)	10.04%
T Rowe Price Group, Inc.	(1,303)	(147,063)	8.00%
Tesla, Inc.	(443)	(91,873)	4.99%
Texas Pacific Land Corp.	(28)	(47,231)	2.57%
Veeva Systems, Inc.	(227)	(41,811)	2.27%
Vornado Realty Trust	(1,075)	(16,527)	0.90%
Wayfair, Inc.	(1,301)	(44,684)	2.43%

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

Description	Shares	Value	Percentage of Value
Zscaler, Inc.	(346)	(40,398)	2.20%
Common Stocks Total		(1,839,958)	100.00%

Total Short Securities (US Dollars)		(1,839,958)

Remaining Securities and Cash		(18)
Grand Total (US Dollars)		(USD 1,839,975)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

Securities Sold Short

Common Stocks (31.32%)	Shares	Fair Value
Belgium (0.35%)
Etablissements Franz Colruyt NV	(7,627)	$(223,069)

Bermuda (0.69%)
Triton International, Ltd.	(6,929)	(438,051)

Canada (1.16%)
Metro, Inc./CN	(7,621)	(418,624)
Saputo, Inc.	(12,289)	(317,543)
		(736,167)
Finland (0.65%)
UPM-Kymmene Oyj	(12,323)	(414,369)

France (3.10%)
Alstom SA	(7,108)	(193,680)
Capgemini SE	(1,384)	(256,748)
Kering SA	(1,069)	(696,849)
Legrand SA	(2,015)	(184,068)
Remy Cointreau SA	(3,515)	(641,570)
		(1,972,915)
Germany (1.94%)
Brenntag SE	(11,555)	(868,732)
Scout24 SE	(6,205)	(368,756)
		(1,237,488)
Great Britain (2.10%)
Amcor PLC	(41,033)	(466,956)
Ferguson PLC	(899)	(120,241)
Intercontinental Hotels Group	(1,955)	(128,405)
International Consolidated Airlines Group SA	(34,919)	(65,187)
Rightmove PLC	(42,931)	(298,852)
Travis Perkins	(22,400)	(264,889)
		(1,344,530)
Japan (2.39%)
Daifuku Co., Ltd.	(15,450)	(283,600)
MISUMI Group, Inc.	(35,158)	(871,751)
Shimano, Inc.	(2,121)	(363,992)
		(1,519,343)
Netherlands (1.83%)
Randstad NV	(19,760)	(1,172,166)

Norway (1.10%)
Equinor ASA	(24,459)	(697,587)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

Common Stocks (continued)	Shares	Fair Value
Sweden (2.18%)
Assa Abloy AB, Class B	(5,479)	$(131,195)
Atlas Copco AB	(32,104)	(368,980)
EQT AB	(35,716)	(725,373)
Securitas AB	(17,761)	(158,057)
		(1,383,605)
Switzerland (3.80%)
ABB, Ltd.	(12,402)	(425,867)
Kuehne + Nagel International AG	(3,699)	(1,100,934)
Lonza Group AG	(559)	(334,952)
Swisscom AG	(862)	(550,291)
		(2,412,044)
Taiwan (0.68%)
United Microelectronics Corp., Sponsored ADR	(49,562)	(434,163)

United States (9.35%)
Airbnb, Inc., Class A	(3,204)	(398,578)
AMN Healthcare Services, Inc.	(355)	(29,451)
Arista Networks, Inc.	(596)	(100,045)
Brunswick Corp.	(6,024)	(493,968)
Clorox Co.	(1,326)	(209,826)
CSX Corp.	(5,424)	(162,395)
DR Horton, Inc.	(1,340)	(130,905)
Installed Building Products, Inc.	(2,953)	(336,731)
iShares China Large-Cap ETF	(33,770)	(997,228)
JB Hunt Transport Services, Inc.	(3,904)	(684,996)
KLA Corp.	(333)	(132,924)
Lam Research Corp.	(669)	(354,650)
Lennar Corp., Class A	(1,325)	(139,270)
PulteGroup, Inc.	(3,813)	(222,222)
Repligen Corp.	(1,090)	(183,512)
Robert Half International, Inc.	(2,567)	(206,823)
Snowflake, Inc., Class A	(311)	(47,984)
Thor Industries, Inc.	(9,799)	(780,392)
Toll Brothers, Inc.	(2,340)	(140,470)
West Pharmaceutical Services, Inc.	(489)	(169,424)
		(5,921,794)
Total Common Stocks
(Proceeds $18,971,489)		$(19,907,291)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2023

Exchange Traded Funds (7.59%)	Shares	Fair Value
Invesco DB US Dollar Index Bullish Fund	(61,466)	$(1,713,672)
iShares® Core MSCI Total International Stock ETF	(17,387)	(1,077,125)
iShares® MSCI ACWI ex US ETF	(19,395)	(945,894)
Vanguard® Total International Stock ETF	(19,672)	(1,086,091)

Total Exchange Traded Funds
(Proceeds $4,864,373)		$(4,822,782)

Total Securities Sold Short (38.91%)
(Proceeds $23,835,862)		$(24,730,073)

See accompanying Notes to Schedule of Investments.

CPG Cooper Square International Equity, LLC

Statement of Assets and Liabilities (Unaudited)
March 31, 2023

Assets
Investments, at fair value (Cost $51,086,415)	$53,267,278
Cash	33,151,314
Cash denominated in foreign currencies (Cost $80,221)	7,168
Foreign tax reclaims	99,066
Dividends receivable	205,657
Unrealized appreciation on total return swap contracts (net of premiums paid $0)	4,088,931
Receivable for investments sold	927,158
Prepaid expenses and other assets	2,850
Total Assets	91,749,422

Liabilities
Securities sold short, at value (Proceeds $23,835,862)	24,730,073
Payable for shares repurchased	2,305,182
Unrealized depreciation on total return swap contracts (net of premiums paid $0)	527,313
Payable for total return swap contracts payments	376,222
Payable for investments purchased	110,919
Payable for short sale dividends	91,914
Distribution and servicing fees payable	27,717
Payable to adviser	15,902
Professional fees payable	6,068
Accounts payable and other accrued expenses	1,269
Total Liabilities	28,192,579
Net Assets	$63,556,843

Composition of Net Assets
Paid-in capital	$86,605,404
Total distributable loss	(23,048,561)
Net Assets	$63,556,843

Net Assets Attributable to:
Class A Units	$37,305,358
Class I Units	26,251,485
$63,556,843
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	$3,226,338
Class I Units	1,673,118
$4,899,456
Net Asset Value per Unit:
Class A Units	$11.56
Class I Units	15.69

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Operations (Unaudited)
For the Six Months Ending March 31, 2023

Investment Income
Interest income	$368,117
Dividend income (net, Foreign withholding tax $33,857)	209,835
Investment Income	577,952

Expenses
Management fee	403,617
Transfer agent fees	62,074
Accounting and administration fees	85,826
Professional fees	156,275
Distribution fees
Class A	144,960
Dividend expense on short sales	274,049
Directors’ and Officer fees	51,590
Custody fees	39,366
Insurance expense	1,281
Other fees	11,521
Total Expenses	1,230,559
Less fees waived/reimbursed by Adviser
Class A Shares	(128,922)
Class I Shares	(86,250)
Net expenses	1,015,387

NET INVESTMENT LOSS	(437,435)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) from:
Investments	(2,529,812)
Securities sold short	(1,449,529)
Written options	112,238
Total return swap contracts	(6,122,762)
Forward foreign currency contracts	(5,042)
Foreign currency transactions	63,104
Net change in unrealized appreciation/(depreciation) on:
Investments	17,435,977
Securities sold short	(4,649,059)
Written options	(3,973)
Total return swap contracts	9,283,167
Foreign currency	(85,501)
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)	12,048,808
Net Increase in Net Assets Resulting from Operations	$11,611,373

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Changes in Net Assets Resulting from Operations
Net investment loss	$(437,435)	$(2,268,428)
Net realized loss	(9,931,803)	(13,751,276)
Net change in unrealized appreciation/(depreciation)	21,980,611	(18,255,404)
Net Change in Assets Resulting from Operations	11,611,373	(34,275,108)

Distributions to investors
Class A Units	—	(712,220)
Class I Units	—	(434,361)
Net Change in Net Assets from Distributions to Investors	—	(1,146,581)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	480,000	10,569,300
Reinvested distributions	—	703,585
Capital withdrawals	(7,097,639)	(7,476,514)
Total Class A Units Transactions	(6,617,639)	3,796,371
Class I Units
Capital contributions	1,018,263	7,506,970
Reinvested distributions	—	427,833
Capital withdrawals	(3,257,115)	(3,923,972)
Total Class I Units Transactions	(2,238,852)	4,010,831
Net Change in Net Assets Resulting from Capital Transactions	(8,856,491)	7,807,202

Total Net increase/(decrease) in Net Assets	2,754,882	(27,614,487)

Net Assets
Beginning of period	60,801,961	88,416,448
End of period	$63,556,843	$60,801,961

Unit Activity
Class A Units
Capital contributions	43,315	722,968
Reinvested distributions	—	47,860
Capital withdrawals	(401,355)	(652,007)
Net Change in Class A Units Outstanding	(358,040)	118,821
Class I Units
Capital contributions	67,935	391,350
Reinvested distributions	—	21,628
Capital withdrawals	(111,775)	(256,535)
Net Change in Class I Units Outstanding	(43,840)	156,443

Total Change in Units Outstanding	(401,880)	275,264

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Financial Highlights
Class A

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022	For the Period November 2, 2020 (Commencement of operations) to September 30, 2021
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$10.29		$15.90	$15.00

Activity from investment operations:(1)
Net investment loss(2)	(0.09)		(0.40)	(0.32)
Net realized and unrealized gain/(loss)	1.36		(5.01)	1.22
Total from investment operations	1.27		(5.41)	0.90

Distributions to investors
From net realized gains	—		(0.20)	—
Total distributions to investors	—		(0.20)	—

NET ASSET VALUE, END OF PERIOD	$11.56		$10.29	$15.90

Net assets, end of period (in thousands)	$37,305		$36,901	$55,083

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	4.11	%(3)	4.27%	5.11	%(3)
Operating expenses including fee waivers/reimbursements	3.44	%(3)	3.84%	3.77	%(3)
Net investment loss including fee waivers/reimbursements	(1.67	)%(3)	(2.99)%	(2.20	)%(3)
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	3.27	%(3)	3.04%	3.95	%(3)
Operating expenses including fee waivers/reimbursements	2.60	%(3)	2.61%	2.61	%(3)
Net investment loss including fee waivers/reimbursements	(0.83	)%(3)	(1.76)%	(1.04	)%(3)
Portfolio turnover rate	47	%(4)	78%	78	%(4)
Total Return(5)	12.34	%(6)	(34.37)%	6.00	%(6)
Total return excluding incentive fees(7)	12.34	%(6)	(34.37)%	6.00	%(6)

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average units outstanding during the period.

(3)	Net investment loss and operating expenses ratios are annualized for periods less than one full year, except for organizational costs which are one-time expenses.

(4)	Portfolio turnover rate for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(5)

Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(6)	Not annualized.

(7)	Class A did not incur any incentive fees during the period.

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Financial Highlights
Class I

	For the Six Months Ended March 31, 2023 (Unaudited)		For the Year Ended September 30, 2022		For the Period November 2, 2020 (Commencement of operations) to September 30, 2021
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$13.92		$21.36		$20.00

Activity from investment operations:(1)
Net investment loss(2)	(0.07)		(0.40)		(0.49)
Net realized and unrealized gain/(loss)	1.84		(6.78)		1.85
Total from investment operations	1.77		(7.18)		1.36

Distributions to investors
From net realized gains	—		(0.26)		—
Total distributions to investors	—		(0.26)		—

NET ASSET VALUE, END OF PERIOD	$15.69		$13.92		$21.36

Net assets, end of period (in thousands)	$26,251		$23,901		$33,333

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	3.40	%(3)	3.53%		5.42	%(3)
Operating expenses including fee waivers/reimbursements	2.73	%(3)	3.10%		3.85	%(3)
Net investment loss including fee waivers/reimbursements	(0.90	)%(3)	(2.25)%		(2.39	)%(3)
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.54	%(3)	2.29%		4.36	%(3)
Operating expenses including fee waivers/reimbursements	1.87	%(3)	1.86%		2.79	%(3)
Net investment loss including fee waivers/reimbursements	(0.04	)%(3)	(1.01)%		(1.33	)%(3)
Portfolio turnover rate	47	%(4)	78%		78	%(4)
Total Return(5)	12.71	%(6)	(33.97)%		6.80	%(6)
Total return excluding incentive fees	12.71	%(6)(7)	(33.97	)%(7)	7.55	%(6)

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average units outstanding during the period.

(3)	Net investment loss and operating expenses ratios are annualized for periods less than one full year, except for organizational costs which are one-time expenses.

(4)	Portfolio turnover rate for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(5)

Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(6)	Not annualized.

(7)	Class I did not incur any incentive fees during the period.

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements
March 31, 2023

1. ORGANIZATION

CPG Cooper Square International Equity, LLC (the “Fund”) was organized as a Delaware limited liability company on July 14, 2020. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund commenced operations on November 2, 2020. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware Limited Liability Company registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s investment sub-adviser (the “Sub-Adviser”) is Select Equity Group, L.P., a Delaware limited partnership registered under the Advisers Act. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. The Fund’s investment objective is to seek to achieve maximum total return. The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S.-domiciled issuers, including those domiciled in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund’s investment program, “Equity securities” means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. The Fund may invest in equity securities without restriction to market capitalization. Under extraordinary circumstances, the Fund may acquire substantial stakes in public companies; however, the Fund generally does not invest more than 10% of its net asset value (measured at the time of purchase) in the voting securities of any one investment. The Fund may seek to obtain exposure to particular issuers or securities through derivative transactions, including, without limitation, swaps (including total return swaps), contracts for differences, options and other types of derivative arrangements for investment or hedging purposes.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board has the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Fund offers two classes of limited liability company interests (“Units”), Class A Units and Class I Units, which are registered under the Securities Act of 1933, as amended, and offered to qualified clients as defined in Rule 205-3 under the Advisers Act. Each class of Units has certain differing characteristics, particularly in terms of the distribution fees that may be charged to investors. While neither the Fund nor Delaware Distributors, LP, the distributor for the Fund (the “Distributor”), imposes a sales load on purchases of Class A or Class I Units, financial intermediaries may directly charge Class A investors certain transaction or other fees in such amounts as they may determine. Under the terms of the Fund’s distribution agreement, the Distributor is authorized to pay third parties, including brokers, dealers and certain financial advisors (which may include wealth advisors) and others (collectively, “Selling Agents”) for the provision of distribution services as contemplated by Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units. The Fund pays the Distributor a monthly fee out of the net assets of Class A Units at the annual rate of 0.75% of the net asset value of Class A Units determined and accrued as of the end of each month (before any repurchases of Class A Units, but after the Management Fee (defined below) is calculated and accrued) (the “Distribution and Servicing Fee”). The Distributor pays the Distribution and Servicing Fee to Selling Agents, who may use such fee to compensate the financial advisors involved in the sale of Units. Amounts retained by the Distributor, if any, are used by the Distributor to pay for Fund-related distribution and servicing expenses. Payment of the Distribution and Servicing Fee is governed by the Fund’s Rule 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission (the “SEC”), has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and Class A investors are subject

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

1. ORGANIZATION (continued)

to the Distribution and Servicing Fee as long as they hold their Class A Units. Each compensated Selling Agent is paid by the Distributor based on the net asset value of outstanding Class A Units held by investors that receive services from such Selling Agent. Class I Units are not subject to the Distribution and Servicing Fee.

The Fund is offering up to $250 million of Units on a continuous basis through the Distributor. The net asset values of each class of Units will vary over time as a result of the differing fees and expenses applicable to each class of Units and different initial offering prices and inception dates. Units may be purchased as of the first business day of each month based upon their then current net asset value per Unit. Purchase proceeds do not become the Fund’s assets until each closing date on which Units are delivered. Investors’ funds are held in escrow prior to the acceptance of orders and investment of the funds.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

On March 11, 2022, Macquarie Asset Management, the asset management division of Macquarie Group Limited (“Macquarie Group”) (ASX: MQG; ADR: MQBKY), announced the completion of its acquisition of Central Park Group, LLC (“Central Park Group”), an independent investment advisory firm that specializes in institutional-quality alternative investment strategies for high-net-worth investors, and is the parent company of the Adviser.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax-year end of September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable.

The character of distributions made during the period from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The cost of investments and the gross unrealized appreciation and depreciation on investments as of March 31, 2023 are noted below.

Federal tax cost of investments	$51,086,415
Gross unrealized appreciation	5,489,171
Gross unrealized depreciation	(3,308,308)
Net unrealized appreciation	$2,180,863

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash: Cash consists of monies held at the Bank of New York Mellon (the “Custodian”), cash on deposit, and cash held at prime brokers. Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded on an accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Short sales: The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to a broker-deal through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Class allocations: Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated monthly to each class of shares based on its respective percentage of adjusted net assets at the beginning of the month.

3. PORTFOLIO VALUATION

The NAV of the Fund is calculated as of the close of business on the last business day of each calendar month, each date that Units are offered or repurchased and at such other times as the Board shall determine (each, a Valuation Date”). In determining its NAV, the Fund values its investments as of the relevant Valuation Date. The NAV of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Valuation Date. The NAVs of the Class A Units and Class I Units are calculated separately based on the fees and expenses applicable to each class.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

3. PORTFOLIO VALUATION (continued)

The 1940 Act provides that securities for which market quotations are “readily available” must be valued at market value, and all other securities and other assets must be valued at “fair value” as determined in good faith by the Board. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”), and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. If there is no trade or bid/ask on the previous day, the security will be fair valued. Equity-linked instruments, such as total return swaps, are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

3. PORTFOLIO VALUATION (continued)

The following table represents the inputs used to value the investments at fair value on the Statement of Assets and Liabilities within the valuation hierarchy as of March 31, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$53,092,383	$—	$—	$53,092,383
Purchased Options	174,895	—	—	174,895
TOTAL	$53,267,278	$—	$—	$53,267,278

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	$—	$4,088,931	$—	$4,088,931
Liabilities
Securities Sold Short
Common Stocks	(19,907,291)	—	—	(19,907,291)
Exchange Traded Funds	(4,822,782)	—	—	(4,822,782)
Total Return Swap Contracts(a)	—	(527,313)	—	(527,313)
TOTAL	$(24,730,073)	$3,561,618	$—	$(21,168,455)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the period.

4. DERIVATIVE INSTRUMENTS

The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

These associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

4. DERIVATIVE INSTRUMENTS (continued)

Total Return Swap Contracts: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

For the period ended March 31, 2023, the Fund had ending monthly average notional amounts of $53,652,211 on total return swaps which are either long or short the reference asset. Open total return swap contracts at March 31, 2023 are listed in the Schedule of Investments.

Purchased Options: The Fund may purchase put and call options to seek an increase in total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid. The average market value of purchased options contracts open during the period ended March 31, 2023, was $131,258. Open purchased options at March 31, 2023 are listed in the Schedule of Investments.

The valuation of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at March 31, 2023 was as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
	Assets:		Liabilities:
Market and Credit Risk (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$4,088,931	Unrealized depreciation on total return swap contracts	$527,313
Total		$4,088,931		$527,313

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

4. DERIVATIVE INSTRUMENTS (continued)

For the period ended March 31, 2023, the effects of derivative instruments on the Statement of Operations were as follows:

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Statement of Operations Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized gain/(loss) on forward foreign currency contracts	$(5,042)
Market and Credit Risk (Written Options)	Net realized gain/(loss) on written options	112,238	Net change in unrealized appreciation/ (depreciation) on Written options	$(3,973)
Market and Credit Risk (Total Return Swap Contracts)	Net realized gain/(loss) on total return swaps	(6,122,762)	Net change in unrealized appreciation/ (depreciation) on total return swaps	9,283,167
Total		$(6,015,566)		$9,279,194

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2023:

Offsetting of Derivative Assets
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Collateral Received*	Net Amount
Total Return Swap Contracts	Morgan Stanley	$4,031,124	$—	$4,031,124	$(180,363)	$—	$3,850,761
	Goldman Sachs	57,807	—	57,807	(57,807)	—	—
TOTAL		$4,088,931	$—	$4,088,931	$(238,170)	$—	$3,850,761

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

4. DERIVATIVE INSTRUMENTS (continued)

Offsetting of Derivative Liabilities
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Collateral Pledged*	Net Amount
Total Return Swap Contracts	Morgan Stanley	$(180,363)	$—	$(180,363)	$(180,363)	$—	$—
	Bank of America Merrill Lynch	(57,783)	—	(57,783)	—	—	(57,783)
	Goldman Sachs	(289,167)	—	(289,167)	(57,807)	—	(231,360)
TOTAL		$(527,313)	$—	$(527,313)	$(238,170)	$—	$(289,143)

*	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged, which is disclosed in the Statements of Investments.

5. RELATED PARTY TRANSACTIONS AND OTHER

As of March 31, 2023, the Fund had no investments that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Adviser a fee (the “Management Fee”) computed and payable monthly in arrears, at the annual rate of 1.25% of the Fund’s net asset value. The Sub-Adviser provides sub-advisory services to the Fund pursuant to a Sub-Advisory agreement among the Sub-Adviser and Adviser and the Fund. In consideration of the sub-advisory services provided to the Fund by the Sub-Adviser, the Adviser pays the Sub-Adviser, out of the Management Fee, a fee computed and payable monthly in arrears, at the annual rate of 0.75% of the Fund’s net asset value (the “Sub-Advisory Fee”). For purposes of determining the Management Fee payable to the Adviser and the Sub-Advisory Fee payable to the Sub-Adviser for any month, “net asset value” means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees (including the Distribution and Servicing Fee and the Incentive Fee (defined below)) and expenses of the Fund. The Management Fee and Sub-Advisory Fee are prorated for any period of less than a month based on the number of days in such period. During the period ended March 31, 2023, the Adviser earned $403,617 of Management Fee which is included in the Statement of Operations.

Additionally, pursuant to the Sub-Advisory Agreement, the Fund will pay the Sub-Adviser an incentive fee, calculated as 20% of the amount by which the Fund’s net profits attributable to each class of Units for all performance periods ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account maintained in respect of such class, without duplication for any incentive fee paid by the Fund in respect of such class during such fiscal year. The Fund also pays the Sub-Adviser the Incentive Fee in the event that a performance period ends in connection with the repurchase of Units by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund’s NAV attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Units being repurchased (not taking into account any proceeds from any contemporaneous issuance of Units, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Units of the Fund, is paid to the Sub-Adviser for such performance period. The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its NAV.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

5. RELATED PARTY TRANSACTIONS AND OTHER (continued)

“Performance period” means each 12-month period ending as of the Fund’s fiscal year-end (or, for the first fiscal year of the Fund, the period from the commencement of the Fund’s operations through the end of the Fund’s first fiscal year; or such other period ending as of the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed); provided that the period of time from the prior performance period-end (or commencement of the Fund, as the case may be) through the valuation date of (i) a repurchase offer and (ii) a dividend or other distribution also constitutes a performance period. The Incentive Fee is payable for a performance period only if and to the extent that the Fund’s loss carryforward account has a balance of zero. The loss carryforward account is a memorandum account with respect to each class that had an initial balance of zero upon commencement of the class’s operations and, thereafter, is credited as of the end of each performance period with the amount of any net loss of the Fund attributable to such class for that performance period, and is debited with the amount of any net profits of the Fund attributable to such class for that performance period, as applicable. This is known as a “high water mark.” During the period ended March 31, 2023, the Sub-Adviser earned no Incentive Fees for Class A or Class I.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

The Adviser and Sub-Adviser (together the “Advisers”) have entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a one-year term beginning on the initial Closing Date and ending on the one year anniversary thereof to limit the amount of “Specified Expenses” borne by the Fund to an amount not to exceed 0.60% per annum of the Fund’s net assets (i.e., the Expense Cap). The Expense Limitation and Reimbursement Agreement was extended through February 1, 2024. Specified Expenses means all expenses incurred by the Fund, except for: (i) the Management Fee; (ii) the Incentive Fee; (iii) any distribution or servicing fee paid with respect to certain classes of Units, including the Distribution and Servicing Fee; (iv) brokerage costs; (v) certain transaction-related expenses, including those incurred in connection with effecting short sales; (vi) interest payments; (vii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (viii) taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for a month exceed the Expense Cap, the Advisers will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Advisers bear Specified Expenses, they are permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Advisers, even if such reimbursement occurs after the term of the Expense Limitation and Reimbursement Agreement, provided that the Specified Expenses have fallen to a level below, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds, the Expense Cap in place at the time such amounts were borne by the Advisers and the expense limitation in place at the time of the reimbursement, if any. During the period ended March 31, 2023, the Adviser reimbursed $215,172 to the Fund.

The Adviser may recapture all or a portion of this amount prior to September, of the fiscal years stated below:

2023	$109,695
2024	899,149
2025	360,172
2026	215,172
Total	$1,584,188

Each Independent Director, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

5. RELATED PARTY TRANSACTIONS AND OTHER (continued)

are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended March 31, 2023 was $7,376, which is included in Directors’ and Officer Fees in the Statement of Operations.

During the period ended March 31, 2023, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $3,318, which is included in Directors’ and Officer Fees in the Statement of Operations.

Certain officers and the interested director of the Fund are also Officers of the Adviser and were registered representatives of Delaware Distributors, L.P. through March 31, 2023. The Distributor is, as of such date, an affiliate of the Adviser, both of which are indirect subsidiaries of Macquarie Management Holdings, Inc. (“Macquarie”), which is an indirect wholly-owned subsidiary of Macquarie Group.

6. ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For their services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended March 31, 2023, the total administration fees were $85,826 which is included in Accounting and administration fees in the Statement of Operations.

The Bank of New York Mellon serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians. For the period ended March 31, 2023, the total custodian fees were $39,366 which is included in Custody fees in the Statement of Operations.

7. INVESTMENTS

For the period ended March 31, 2023, purchases and sales of investments, other than short sales, and short-term obligations, amounted to $28,500,833 and $22,775,114, respectively.

8. REPURCHASE OF UNITS

No investor or other person holding Units acquired from an investor has the right to require the Fund to redeem any Units. To provide a limited degree of liquidity to investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Units from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to 25% of the net assets of the Fund. In certain circumstances, however, the Board may determine not to conduct a repurchase offer, or to conduct a repurchase offer of more or less than 25% of the Fund’s net assets. Each repurchase offer will generally commence approximately 30 days prior to the applicable repurchase date.

9. INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Continued)
March 31, 2023

10. SUBSEQUENT EVENTS

Subsequent events after March 31, 2023 have been evaluated through the date the financial statements were issued. There were no events or material transactions through the date the financial statements were issued, except for the following: The Adviser funded $99,034.37 to the Fund on May 9, 2023, reducing the Due from Adviser asset that the Fund holds.

Macquarie Asset Management (“MAM”) intends to transfer the Adviser’s investment advisory business, which would include all of the investment advisory services that the Adviser currently provides to the Fund pursuant to the Fund’s Advisory Agreement and related portfolio management, to CPG Fund Advisers (“CFA”), a new series of Macquarie Investment Management Business Trust, a Delaware statutory trust (“MIMBT”) (the “Transition”). MAM, which includes the Adviser, MIMBT, and CFA, is a part of the asset management business of Macquarie Group Limited (“Macquarie”). Each of the Adviser and MIMBT is an indirect, wholly-owned subsidiary of Macquarie.

The Transition will result in CFA assuming the Adviser’s duties and obligations to provide investment advisory services to the Fund under the Advisory Agreement. The Transition will not change the terms of the Advisory Agreement (including the fee rate payable thereunder) other than the identity of the investment adviser will change from Central Park Advisers, LLC to CPG Fund Advisers. The officers and personnel of the Adviser that currently provide investment advisory services to the Fund will, after the Transition, provide the same services to the Fund on behalf of CFA. No changes in the portfolio management of the Fund will occur as a result of the Transition. The Transition is not intended to, and will not, result in any changes in the investment objectives or strategies of the Fund, the investment processes used to provide services to the Fund or the policies and procedures. Management will undertake to ensure that CFA has the ability to provide services to the Fund in the same manner as such services have been provided by the Adviser.

CPG Cooper Square International Equity, LLC

Other Information (Unaudited)
March 31, 2023

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31.The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than 60 days after the Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Significant Events

On October 21, 2021, Central Park Group, LLC (“CPG”) and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s (“Macquarie”), US asset management business, announced that they had entered into an agreement whereby Macquarie would acquire CPG (“Transaction”). The Transaction closed on March 11, 2022. Central Park Group Funds are managed by Central Park Advisers, LLC and distributed by Delaware Distributors, L.P. Delaware Distributors, L.P., a Macquarie Group entity, is a Securities and Exchange Commission registered broker/dealer and member of the Financial Industry Regulatory Authority.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. MAM investment products and advisory services are distributed and offered by and referred through affiliates which include Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

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(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Cooper Square International Equity, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	June 6, 2023

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	June 6, 2023

*	Print the name and title of each signing officer under his or her signature.